Accounts receivable, net (Details 1) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Balance at beginning	¥ 100,040	¥ 46,441	¥ 37,699
Charge for the year	152,865	53,599	8,931
Write off for the year	0	0	(189)
Balance at end	¥ 252,905	¥ 100,040	¥ 46,441